Securities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Securities

Note 5	Securities

Securities

$ millions, as at October 31	2021	2020
Debt securities measured at FVOCI	$53,161	$53,968
Equity securities designated at FVOCI	836	585
Securities measured at amortized cost (1)	35,159	31,800
Securities mandatorily measured and designated at FVTPL	72,245	62,693
	$161,401	$149,046

(1)
During the year, $39 million of amortized cost debt securities were disposed of shortly before their maturity
,
resulting in a realized gain of less than $1 million (2020: a realized gain of
$2 million).

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2021 Total		2020 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$2,516	0.9%	$5,664	0.9%	$160	1.8%	$–	–%	$–	–%	$8,340	0.9%	$11,409	0.6%
Other Canadian governments	264	2.2	7,508	1.8	6,156	2.3	261	2.4	–	–	14,189	2.0	15,315	1.0
U.S. Treasury and agencies	5,687	0.2	8,317	0.7	123	0.2	–	–	–	–	14,127	0.5	12,596	0.7
Other foreign governments	3,259	0.5	3,303	0.6	155	5.2	58	5.9	–	–	6,775	0.7	5,861	0.8
Mortgage-backed securities (2)	–	–	401	1.0	321	2.5	823	1.1	–	–	1,545	1.4	2,368	1.4
Asset-backed securities	–	–	–	–	–	–	352	1.3	–	–	352	1.3	195	1.8
Corporate debt	1,765	0.7	5,672	0.4	381	0.5	15	3.6	–	–	7,833	0.5	6,224	0.7
	$13,491		$30,865		$7,296		$1,509		$–		$53,161		$53,968
Equity securities designated at FVOCI
Corporate public equity	$–	–%	$–	–%	$–	–%	$–	–%	$126	n/m	$126	n/m	$42	n/m
Corporate private equity	–	–	–	–	–	–	–	–	710	n/m	710	n/m	543	n/m
	$–		$–		$–		$–		$836		$836		$585
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$398		$1,234		$36		$–		$–		$1,668		$790
Other Canadian governments	131		6,278		5,611		–		–		12,020		11,072
U.S. Treasury and agencies	2,391		8,242		2,241		–		–		12,874		10,968
Other foreign governments	135		167		31		362		–		695		551
Mortgage-backed securities (3)	152		1,541		1,062		657		–		3,412		3,954
Asset-backed securities	–		274		–		35		–		309		662
Corporate debt	1,343		2,472		366		–		–		4,181		3,803
	$4,550		$20,208		$9,347		$1,054		$–		$35,159		$31,800
Securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$2,193		$2,218		$909		$3,132		$–		$8,452		$11,655
Other Canadian governments	1,136		2,025		1,075		6,098		–		10,334		9,783
U.S. Treasury and agencies	753		3,208		788		186		–		4,935		5,596
Other foreign governments	2,817		1,129		48		37		–		4,031		1,974
Mortgage-backed securities (4)	1		1,771		184		1		–		1,957		1,582
Asset-backed securities	97		190		39		7		–		333		571
Corporate debt	913		2,234		630		222		–		3,999		3,550
	$7,910		$12,775		$3,673		$9,683		$–		$34,041		$34,711
Corporate public equity	–		–		–		–		38,204		38,204		27,982
	$–		$–		$–		$–		$38,204		$38,204		$27,982

Total securities (5)	$25,951		$63,848		$20,316		$12,246		$39,040		$161,401		$149,046

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $301 million (2020: $410 million) and fair value of $303 million (2020: $413 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $537 million (2020: $888 million) and fair value of $554 million (2020: $918 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $235 million (2020: $367 million) and fair value of $243 million (2020: $380 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $443 million (2020: $655 million) and fair value of $445 million (2020: $657 million).

(3)
Includes securities backed by mortgage
s
insured by the CMHC
,
with amortized cost of $419 million (2020: $609 million) and fair value of $420 million (2020: $610 million); securities issued by Fannie Mae, with amortized cost of $838 million (2020: $1,165 million) and fair value of $851 million (2020: $1,197 million); securities issued by Freddie Mac, with amortized cost of $1,823 million (2020: $2,008 million) and fair value of $1,859 million (2020: $2,091 million); and securities issued by Ginnie Mae, with amortized cost of $39 million (2020: $69 million) and fair value of $40 million (2020: $71 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $1,954 million (2020: $1,547 million).
(5)
Includes securities denominated in U.S. dollars with carrying value of $80.2 billion (2020: $68.4 billion) and securities denominated in other foreign currencies with carrying value of $4,611 million (2020: $2,616 million).

n/m	Not meaningful.
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2021				2020
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$8,310	$31	$(1)	$8,340	$11,379	$32	$(2)	$11,409
Other Canadian governments	14,007	182	–	14,189	15,187	128	–	15,315
U.S. Treasury and agencies	14,157	23	(53)	14,127	12,533	63	–	12,596
Other foreign governments	6,750	30	(5)	6,775	5,825	38	(2)	5,861
Mortgage-backed securities	1,516	29	–	1,545	2,320	49	(1)	2,368
Asset-backed securities	354	–	(2)	352	197	–	(2)	195
Corporate debt	7,820	15	(2)	7,833	6,194	31	(1)	6,224
	52,914	310	(63)	53,161	53,635	341	(8)	53,968
Corporate public equity (2)	67	60	(1)	126	30	15	(3)	42
Corporate private equity	663	84	(37)	710	546	43	(46)	543
	730	144	(38)	836	576	58	(49)	585
	$53,644	$454	$ (101)	$53,997	$54,211	$399	$(57)	$54,553

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $19 million (2020: $22 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the year was $25 million (2020: $88 million). Net realized cumulative after-tax
gains of $27 million for the year (2020: $93 million) were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at October 31, 2021 was $5 million (2020: $5 million). Divi
d
end income recognized on equity securities designated at FVOCI that were disposed of during the year was nil (2020: $2 million).
The table below presents profit or loss recognized on FVOCI securities:

$ millions, for the year ended October 31	2021	2020	2019
Realized gains	$91	$30	$40
Realized losses	(2)	(1)	(2)
( Provision for ) reversal of credit losses on debt securities	2	(8)	(3)
	$91	$21	$35
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2021	Debt securities measured at FVOCI
	Balance at beginning of year	$18	$4	$–		$22
	Provision for (reversal of) credit losses (1)	(13)	11	–		(2)
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	–	–		(1)
	Balance at end of year	$4	$15	$–		$19
2020	Debt securities measured at FVOCI
	Balance at beginning of year	$14	$3	$6		$23
	Provision for credit losses (1)(2)	5	2	1		8
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	(1)	(7	) (3)	(9)
	Balance at end of year	$18	$4	$–		$22

(1)	Included in the G ains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss
es
of $14 million for the year ended October 31, 2020 for originated credit-impaired amortized cost securities that are recognized in the
G
ains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.